Loss Before Income Tax and Reconciliation of Statutory Federal Income Tax (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	34.00%	34.00%
State and local tax at statutory rates	0.83%	0.83%
Research and development credits	3.77%	4.06%
Change in valuation allowance	(37.28%)	(38.26%)
Other	(1.32%)	(0.63%)
Effective tax rate	0.00%	0.00%